Summary of Significant Accounting Policies (Recently Adopted and Issued Accounting Pronoucements) (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating expenses	$ 371,922	$ 374,987	$ 381,747	$ 325,687	$ 320,677	$ 314,513	$ 318,612	$ 316,228	$ 1,454,343	$ 1,270,030	$ 1,306,863
Selling, general and administrative expenses	225,477	228,051	208,973	225,289	208,281	232,080	229,442	226,294	887,790	896,097	1,080,768
Income (Loss) from Operations	49,459	26,950	49,741	10,253	75,790	52,328	58,556	36,195	136,403	222,869	(158,140)
Non-operating pension and postretirement benefit income, net	17,657	17,621	18,620	18,801	33,699	15,705	15,584	15,677	72,699	80,665	77,315
Income before Income Taxes	$ 54,860	$ 38,244	$ 65,899	$ 23,786	$ 64,118	$ 40,926	$ 84,999	$ 60,615	182,789	250,658	(120,890)
Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating expenses									1,454,343	1,270,030	1,306,863
Selling, general and administrative expenses									887,790	896,097	1,080,768
Income (Loss) from Operations									136,403	222,869	(158,140)
Non-operating pension and postretirement benefit income, net									72,699	80,665	77,315
Income before Income Taxes									182,789	250,658	(120,890)
Accounting Standards Update 2017-07 [Member] | As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating expenses									1,359,842	1,180,945	1,206,153
Selling, general and administrative expenses									909,592	904,517	1,104,163
Income (Loss) from Operations									209,102	303,534	(80,825)
Non-operating pension and postretirement benefit income, net									0	0	0
Income before Income Taxes									182,789	250,658	(120,890)
Accounting Standards Update 2017-07 [Member] | Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating expenses									94,501	89,085	100,710
Selling, general and administrative expenses									(21,802)	(8,420)	(23,395)
Income (Loss) from Operations									(72,699)	(80,665)	(77,315)
Non-operating pension and postretirement benefit income, net									72,699	80,665	77,315
Income before Income Taxes									$ 0	$ 0	$ 0